Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock	Contributed Capital	Reinvested Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interests
Balance at beginning of year at Dec. 31, 2010		$ 297	$ 37,922	$ 4,368	$ 1,049	$ (5,267)	$ 200	$ 48,343
Balance at beginning of year (in shares) at Dec. 31, 2010		2,967,610				(140,587)
Foreign currency translation adjustments	(119)				(119)
Net income attributable to noncontrolling interests	(7,794)							7,794
Net income attributable to Verizon	2,404			2,404
Restricted stock equity grant							146
Other			(3)
Unrealized gains (losses) on cash flow hedges					30
Other comprehensive income (loss)	1							1
Dividends declared ($2.09, $2.03, $1.975) per share				(5,593)
Amortization							(38)
Employee plans (Note 15) (in shares)						6,982
Employee plans (Note 15)						265
Unrealized gains (losses) on marketable securities	(7)				(7)
Total comprehensive income	7,795							7,795
Defined benefit pension and postretirement plans	316				316
Distributions and other								(6,200)
Shareowner plans, in Shares (Note 15)						11
Other comprehensive income					220
Balance at end of year at Dec. 31, 2011	85,908	297	37,919	1,179	1,269	(5,002)	308	49,938
Balance at end of year (in shares) at Dec. 31, 2011		2,967,610				(133,594)
Foreign currency translation adjustments	69				69
Net income attributable to noncontrolling interests	(9,682)							9,682
Net income attributable to Verizon	875			875
Restricted stock equity grant							196
Other			71
Unrealized gains (losses) on cash flow hedges					(68)
Other comprehensive income (loss)	10							10
Dividends declared ($2.09, $2.03, $1.975) per share				(5,788)
Amortization							(64)
Employee plans (Note 15) (in shares)						11,434
Employee plans (Note 15)						433
Unrealized gains (losses) on marketable securities	29				29
Total comprehensive income	9,692							9,692
Defined benefit pension and postretirement plans	936				936
Distributions and other								(7,254)
Shareowner plans, in Shares (Note 15)						13,119
Other comprehensive income					966
Shareowner plans (Note 15)						498
Balance at end of year at Dec. 31, 2012	85,533	297	37,990	(3,734)	2,235	(4,071)	440	52,376
Balance at end of year (in shares) at Dec. 31, 2012		2,967,610				(109,041)
Shares purchased, in Shares						(3,500)
Foreign currency translation adjustments	60				60
Net income attributable to noncontrolling interests	(12,050)							12,050
Net income attributable to Verizon	11,497			11,497
Restricted stock equity grant							152
Other			(51)
Shares purchased						(153)
Unrealized gains (losses) on cash flow hedges					25
Other comprehensive income (loss)	(15)							(15)
Dividends declared ($2.09, $2.03, $1.975) per share				(5,981)
Amortization							(171)
Employee plans (Note 15) (in shares)						6,835
Employee plans (Note 15)						260
Unrealized gains (losses) on marketable securities	16				16
Total comprehensive income	12,035							12,035
Defined benefit pension and postretirement plans	22				22
Distributions and other								(7,831)
Shareowner plans, in Shares (Note 15)						96
Other comprehensive income					123
Shareowner plans (Note 15)						3
Balance at end of year at Dec. 31, 2013	$ 95,416	$ 297	$ 37,939	$ 1,782	$ 2,358	$ (3,961)	$ 421	$ 56,580
Balance at end of year (in shares) at Dec. 31, 2013		2,967,610				(105,610)